Nuveen Dividend Value Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 1.9%
99,662	L3 Technologies Inc.	$20,689,831
	Airlines – 1.5%
258,827	Alaska Air Group Inc.	16,399,279
	Banks – 7.6%
431,798	Citigroup Inc.	30,726,746
298,307	JPMorgan Chase & Co	34,603,612
1,021,109	KeyCorp	18,757,772
	Total Banks	84,088,130
	Biotechnology – 2.9%
237,469	AbbVie Inc.	15,820,185
253,714	Gilead Sciences Inc.	16,623,341
	Total Biotechnology	32,443,526
	Capital Markets – 3.3%
392,142	E*TRADE Financial Corp	19,132,608
402,900	Morgan Stanley	17,953,224
	Total Capital Markets	37,085,832
	Chemicals – 4.9%
130,029	Celanese Corp	14,585,353
313,413	CF Industries Holdings Inc.	15,532,748
126,483	Linde PLC	24,193,668
	Total Chemicals	54,311,769
	Communications Equipment – 3.2%
285,206	Cisco Systems Inc.	15,800,413
116,317	Motorola Solutions Inc.	19,303,969
	Total Communications Equipment	35,104,382
	Consumer Finance – 3.5%
157,086	American Express Co	19,536,786
219,715	Discover Financial Services	19,717,224
	Total Consumer Finance	39,254,010
	Diversified Telecommunication Services – 7.3%
1,282,949	AT&T Inc.	43,684,415

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
686,086	Verizon Communications Inc.	$37,919,973
	Total Diversified Telecommunication Services	81,604,388
	Electric Utilities – 4.4%
417,757	Evergy Inc.	25,270,121
541,577	FirstEnergy Corp	23,813,141
	Total Electric Utilities	49,083,262
	Electrical Equipment – 1.3%
114,745	Hubbell Inc.	14,903,081
	Entertainment – 2.9%
222,308	Walt Disney Co	31,792,267
	Equity Real Estate Investment Trust – 2.7%
126,139	Crown Castle International Corp	16,809,283
115,471	Digital Realty Trust Inc.	13,205,264
	Total Equity Real Estate Investment Trust	30,014,547
	Food Products – 1.8%
257,140	Tyson Foods Inc.	20,442,630
	Health Care Providers & Services – 5.9%
58,064	Anthem Inc.	17,106,235
106,040	Cigna Corp	18,018,317
122,380	UnitedHealth Group Inc.	30,473,844
	Total Health Care Providers & Services	65,598,396
	Hotels, Restaurants & Leisure – 1.3%
496,151	MGM Resorts International	14,894,453
	Household Durables – 2.3%
1,798,339	Newell Brands Inc.	25,518,430
	Insurance – 4.8%
338,416	Hartford Financial Services Group Inc.	19,502,914
176,453	Marsh & McLennan Cos Inc.	17,433,556
702,744	Old Republic International Corp	16,029,591
	Total Insurance	52,966,061
	IT Services – 3.3%
247,022	DXC Technology Co	13,776,417
172,609	Fidelity National Information Services Inc.	23,000,149
	Total IT Services	36,776,566
	Machinery – 1.4%
117,164	Caterpillar Inc.	15,426,984

Shares	Description (1)	Value
	Media – 2.2%
579,240	Comcast Corp, Class A	$25,005,791
	Mortgage Real Estate Investment Trust – 3.8%
1,386,629	AGNC Investment Corp	23,766,821
797,963	Starwood Property Trust Inc.	18,536,680
	Total Mortgage Real Estate Investment Trust	42,303,501
	Multiline Retail – 1.9%
239,857	Target Corp	20,723,645
	Multi-Utilities – 3.3%
186,688	Ameren Corp	14,130,415
404,750	Public Service Enterprise Group Inc.	23,131,462
	Total Multi-Utilities	37,261,877
	Oil, Gas & Consumable Fuels – 4.9%
295,036	Chevron Corp	36,321,882
727,699	Williams Cos Inc.	17,930,503
	Total Oil, Gas & Consumable Fuels	54,252,385
	Personal Products – 1.4%
271,716	Unilever NV	15,688,882
	Pharmaceuticals – 2.4%
166,379	Allergan PLC	26,703,829
	Road & Rail – 1.9%
305,790	CSX Corp	21,527,616
	Semiconductors & Semiconductor Equipment – 4.0%
37,953	Broadcom Inc.	11,005,990
452,872	Marvell Technology Group Ltd	11,892,419
146,097	QUALCOMM Inc.	10,688,456
94,755	Xilinx Inc.	10,821,969
	Total Semiconductors & Semiconductor Equipment	44,408,834
	Software – 1.5%
119,332	Microsoft Corp	16,261,372
	Specialty Retail – 1.4%
202,229	Best Buy Co Inc., (2)	15,476,585
	Tobacco – 1.6%
370,928	Altria Group Inc.	17,459,581
	Total Long-Term Investments (cost $925,558,197)	1,095,471,722

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
393,750	First American Government Obligations Fund, Class X, (3)	2.243% (4)	$393,750
	Total Investments Purchased with Collateral from Securities Lending (cost $393,750)		393,750

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.0%
	MONEY MARKET FUNDS – 3.0%
33,511,509	First American Treasury Obligations Fund, Class Z	2.169% (4)	$33,511,509
	Total Short-Term Investments (cost $33,511,509)		33,511,509
	Total Investments (cost $959,463,456) – 101.5%		1,129,376,981
	Other Assets Less Liabilities – (1.5)%		(16,627,061)
	Net Assets – 100%		$1,112,749,920
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,095,471,722	$ —	$ —	$1,095,471,722
Investments Purchased with Collateral from Securities Lending	393,750	—	—	393,750
Short-Term Investments:
Money Market Funds	33,511,509	—	—	33,511,509
Total	$1,129,376,981	$ —	$ —	$1,129,376,981

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $382,650.
(3)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Value Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 2.7%
43,865	L3 Technologies Inc.	$9,106,374
	Airlines – 2.9%
69,053	Alaska Air Group Inc.	4,375,198
58,660	United Airlines Holdings Inc, (2)	5,391,441
	Total Airlines	9,766,639
	Auto Components – 1.1%
95,821	BorgWarner Inc	3,622,034
	Banks – 5.8%
117,976	East West Bancorp Inc	5,664,028
364,939	KeyCorp	6,703,929
10,596	SVB Financial Group, (2)	2,457,954
100,727	Western Alliance Bancorp	4,979,943
	Total Banks	19,805,854
	Biotechnology – 0.5%
22,552	United Therapeutics Corp, (2)	1,787,020
	Building Products – 1.4%
118,178	Masco Corp	4,818,117
	Capital Markets – 5.0%
90,293	E*TRADE Financial Corp	4,405,396
41,060	Evercore Inc.	3,546,352
52,259	Nasdaq Inc	5,036,200
51,490	Raymond James Financial Inc	4,153,698
	Total Capital Markets	17,141,646
	Chemicals – 4.0%
49,374	Celanese Corp	5,538,282
163,209	CF Industries Holdings Inc.	8,088,638
	Total Chemicals	13,626,920
	Communications Equipment – 1.3%
27,230	Motorola Solutions Inc.	4,519,091
	Consumer Finance – 1.9%
72,007	Discover Financial Services	6,461,908

Shares	Description (1)	Value
	Diversified Financial Services – 1.8%
111,199	Voya Financial Inc	$6,246,048
	Electric Utilities – 4.0%
89,343	Evergy Inc.	5,404,358
184,421	FirstEnergy Corp	8,108,991
	Total Electric Utilities	13,513,349
	Electrical Equipment – 1.8%
42,203	AMETEK Inc	3,781,811
17,543	Hubbell Inc.	2,278,485
	Total Electrical Equipment	6,060,296
	Energy Equipment & Services – 0.8%
86,354	Apergy Corp, (2)	2,809,096
	Entertainment – 1.6%
44,495	Take-Two Interactive Software Inc, (2)	5,451,527
	Equity Real Estate Investment Trust – 11.7%
303,690	Brandywine Realty Trust	4,479,428
55,112	Digital Realty Trust Inc.	6,302,608
13,910	Essex Property Trust Inc.	4,203,880
162,684	First Industrial Realty Trust Inc	6,212,902
39,989	Mid-America Apartment Communities Inc.	4,712,304
135,293	Park Hotels & Resorts Inc.	3,573,088
71,457	SL Green Realty Corp	5,793,734
178,770	Washington Real Estate Investment Trust	4,817,851
	Total Equity Real Estate Investment Trust	40,095,795
	Food Products – 1.7%
72,355	Tyson Foods Inc.	5,752,222
	Health Care Equipment & Supplies – 2.5%
5,089	Teleflex Inc	1,728,937
49,008	Zimmer Biomet Holdings Inc	6,622,451
	Total Health Care Equipment & Supplies	8,351,388
	Health Care Providers & Services – 1.9%
80,387	Centene Corp, (2)	4,187,359
14,364	Cigna Corp	2,440,731
	Total Health Care Providers & Services	6,628,090
	Hotels, Restaurants & Leisure – 3.3%
32,276	Hyatt Hotels Corp	2,496,549
179,783	MGM Resorts International	5,397,086

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
29,751	Royal Caribbean Cruises Ltd	$3,461,231
	Total Hotels, Restaurants & Leisure	11,354,866
	Household Durables – 2.5%
91,055	DR Horton Inc	4,182,156
317,537	Newell Brands Inc.	4,505,850
	Total Household Durables	8,688,006
	Independent Power & Renewable Electricity Producers – 1.2%
121,944	NRG Energy Inc	4,163,168
	Insurance – 5.7%
131,579	Hartford Financial Services Group Inc.	7,582,898
296,629	Old Republic International Corp	6,766,107
25,281	Willis Towers Watson PLC	4,935,357
	Total Insurance	19,284,362
	IT Services – 3.7%
64,344	DXC Technology Co	3,588,465
39,713	Fiserv Inc, (2)	4,186,909
202,855	Perspecta Inc	4,732,607
	Total IT Services	12,507,981
	Leisure Products – 1.5%
101,867	Brunswick Corporation	5,007,782
	Machinery – 2.5%
46,798	Crane Co	3,916,993
22,435	Ingersoll-Rand PLC	2,774,312
10,062	Parker-Hannifin Corp	1,761,655
	Total Machinery	8,452,960
	Media – 1.1%
245,777	TEGNA Inc	3,733,353
	Metals & Mining – 0.5%
53,201	Steel Dynamics Inc	1,676,364
	Mortgage Real Estate Investment Trust – 2.1%
314,119	Starwood Property Trust Inc.	7,296,984
	Multiline Retail – 1.5%
37,049	Dollar General Corp	4,965,307
	Multi-Utilities – 6.2%
73,117	Ameren Corp	5,534,226
109,271	CenterPoint Energy Inc	3,169,952

Shares	Description (1)	Value
	Multi-Utilities (continued)
228,993	NiSource Inc	$6,798,802
101,787	Public Service Enterprise Group Inc.	5,817,127
	Total Multi-Utilities	21,320,107
	Oil, Gas & Consumable Fuels – 4.1%
82,039	HollyFrontier Corp	4,083,081
375,944	Marathon Oil Corp	5,289,532
188,824	Williams Cos Inc.	4,652,623
	Total Oil, Gas & Consumable Fuels	14,025,236
	Pharmaceuticals – 0.9%
96,559	Elanco Animal Health Inc, (2)	3,182,585
	Real Estate Management & Development – 1.1%
25,434	Jones Lang LaSalle Inc	3,705,479
	Road & Rail – 2.0%
23,434	Genesee & Wyoming Inc, (2), (3)	2,573,287
34,951	Kansas City Southern	4,324,837
	Total Road & Rail	6,898,124
	Semiconductors & Semiconductor Equipment – 1.4%
178,280	Marvell Technology Group Ltd	4,681,633
	Software – 2.0%
17,184	Autodesk Inc, (2)	2,683,625
31,651	Synopsys Inc, (2)	4,201,987
	Total Software	6,885,612
	Specialty Retail – 1.5%
66,465	Best Buy Co Inc.	5,086,566
	Total Long-Term Investments (cost $305,873,656)	338,479,889

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
492,800	First American Government Obligations Fund, Class X, (4)	2.243% (5)	$492,800
	Total Investments Purchased with Collateral from Securities Lending (cost $492,800)		492,800

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MONEY MARKET FUNDS – 0.6%
2,128,833	First American Treasury Obligations Fund, Class Z	2.169% (5)	$2,128,833
	Total Short-Term Investments (cost $2,128,833)		2,128,833
	Total Investments (cost $308,495,289) – 99.9%		341,101,522
	Other Assets Less Liabilities – 0.1%		271,676
	Net Assets – 100%		$341,373,198
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$338,479,889	$ —	$ —	$338,479,889
Investments Purchased with Collateral from Securities Lending	492,800	—	—	492,800
Short-Term Investments:
Money Market Funds	2,128,833	—	—	2,128,833
Total	$341,101,522	$ —	$ —	$341,101,522

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $483,164.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Value Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 0.5%
239,640	Parsons Corp, (2)	$8,797,184
	Air Freight & Logistics – 1.3%
1,004,980	Air Transport Services Group Inc., (2)	23,426,084
	Auto Components – 1.9%
463,699	Cooper Tire & Rubber Co	12,482,777
1,293,506	Dana Inc.	21,614,485
	Total Auto Components	34,097,262
	Banks – 18.2%
600,352	Banner Corp	35,576,859
579,063	Berkshire Hills Bancorp Inc.	18,993,266
943,102	Cathay General Bancorp	35,102,256
982,279	First Busey Corp	26,551,001
568,909	Heartland Financial USA Inc.	27,358,834
447,340	IBERIABANK Corp	35,147,504
481,948	Pinnacle Financial Partners Inc.	29,273,522
573,931	Preferred Bank/Los Angeles CA	31,101,321
707,305	Renasant Corp	25,385,176
664,062	Sterling Bancorp/DE	14,509,755
412,349	Western Alliance Bancorp	20,386,535
377,292	Wintrust Financial Corp	26,991,470
	Total Banks	326,377,499
	Beverages – 1.4%
1,754,211	Primo Water Corp, (2)	25,909,696
	Building Products – 2.1%
901,239	Gibraltar Industries Inc.	37,347,345
	Capital Markets – 2.9%
308,260	Evercore Inc.	26,624,416
322,393	Piper Jaffray Cos	24,920,979
	Total Capital Markets	51,545,395
	Chemicals – 1.3%
441,384	Minerals Technologies Inc.	23,503,698

Shares	Description (1)	Value
	Commercial Services & Supplies – 3.9%
367,317	Brink's Company	$33,117,301
1,054,441	Quad/Graphics Inc., (3)	11,925,727
719,758	SP Plus Corp, (2)	24,853,244
	Total Commercial Services & Supplies	69,896,272
	Communications Equipment – 4.3%
462,134	NETGEAR Inc., (2)	15,643,236
671,021	Plantronics Inc.	25,767,206
1,358,016	Radware Ltd, (2)	35,824,462
	Total Communications Equipment	77,234,904
	Construction & Engineering – 2.2%
512,617	Aegion Corp, (2)	9,662,830
285,073	EMCOR Group Inc.	24,057,311
452,350	Tutor Perini Corp, (2)	5,907,691
	Total Construction & Engineering	39,627,832
	Diversified Telecommunication Services – 1.1%
1,526,901	Vonage Holdings Corp, (2)	18,933,572
	Electronic Equipment, Instruments & Components – 3.4%
451,639	Avnet Inc.	20,513,443
255,374	SYNNEX Corp	25,164,554
1,423,045	TTM Technologies Inc., (2)	14,885,051
	Total Electronic Equipment, Instruments & Components	60,563,048
	Energy Equipment & Services – 2.8%
559,570	Apergy Corp, (2)	18,202,812
805,098	Helix Energy Solutions Group Inc., (2)	7,052,659
1,432,285	ProPetro Holding Corp, (2)	25,967,327
	Total Energy Equipment & Services	51,222,798
	Equity Real Estate Investment Trust – 10.1%
1,835,727	Brandywine Realty Trust	27,076,973
942,502	Kite Realty Group Trust	14,995,207
1,177,919	Preferred Apartment Communities Inc.	17,068,046
598,233	Retail Opportunity Investments Corp	10,851,947
1,685,134	RLJ Lodging Trust	29,119,115
973,144	STAG Industrial Inc.	28,921,840
2,355,263	Summit Hotel Properties Inc.	26,166,972
993,302	Washington Real Estate Investment Trust	26,769,489
	Total Equity Real Estate Investment Trust	180,969,589
	Food Products – 1.5%
1,867,815	Hostess Brands Inc., (2)	26,373,548

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Gas Utilities – 2.6%
590,708	South Jersey Industries Inc.	$20,113,608
332,442	Spire Inc.	27,396,545
	Total Gas Utilities	47,510,153
	Health Care Equipment & Supplies – 1.2%
685,298	Natus Medical Inc., (2)	21,292,209
	Health Care Providers & Services – 0.8%
278,696	AMN Healthcare Services Inc., (2)	14,876,792
	Hotels, Restaurants & Leisure – 1.1%
273,796	Jack in the Box Inc.	19,666,767
	Household Durables – 3.0%
789,751	La-Z-Boy Inc.	26,053,885
768,380	M/I Homes Inc.	27,177,601
	Total Household Durables	53,231,486
	Insurance – 4.0%
240,809	AMERISAFE Inc.	15,667,034
286,139	Argo Group International Holdings Ltd	19,583,353
1,451,610	CNO Financial Group Inc.	24,546,725
279,744	Horace Mann Educators Corp	12,152,079
	Total Insurance	71,949,191
	Interactive Media & Services – 1.2%
1,104,817	Carscom Inc., (2)	20,991,523
	Leisure Products – 0.5%
184,948	Brunswick Corporation	9,092,044
	Machinery – 1.0%
1,075,019	Milacron Holdings Corp, (2)	18,103,320
	Media – 1.0%
330,669	Meredith Corp	18,140,501
	Metals & Mining – 2.2%
897,170	Allegheny Technologies Inc.	19,531,391
2,643,519	SunCoke Energy Inc.	20,064,309
	Total Metals & Mining	39,595,700
	Mortgage Real Estate Investment Trust – 2.8%
1,487,048	Invesco Mortgage Capital Inc.	24,506,551
1,483,348	Ladder Capital Corp	24,964,747
	Total Mortgage Real Estate Investment Trust	49,471,298

Shares	Description (1)	Value
	Multi-Utilities – 1.7%
392,391	Black Hills Corp	$31,057,748
	Oil, Gas & Consumable Fuels – 2.5%
457,623	Brigham Minerals Inc.	9,816,013
2,885,019	Callon Petroleum Co, (2), (3)	14,194,294
501,898	Delek U.S. Holdings Inc.	21,621,766
	Total Oil, Gas & Consumable Fuels	45,632,073
	Pharmaceuticals – 1.1%
582,558	Prestige Consumer Healthcare Inc., (2)	20,156,507
	Professional Services – 2.0%
700,971	CBIZ Inc., (2)	16,381,692
520,117	Korn Ferry	20,430,196
	Total Professional Services	36,811,888
	Semiconductors & Semiconductor Equipment – 1.5%
158,537	MKS Instruments Inc	13,496,255
256,911	Semtech Corp, (2)	13,582,884
	Total Semiconductors & Semiconductor Equipment	27,079,139
	Software – 1.6%
276,610	Alarmcom Holdings Inc., (2)	13,805,605
174,999	j2 Global Inc.	15,590,661
	Total Software	29,396,266
	Specialty Retail – 1.7%
490,272	Aaron's Inc.	30,911,650
	Textiles, Apparel & Luxury Goods – 1.4%
301,173	Culp Inc.	5,412,079
718,583	G-III Apparel Group Ltd, (2)	20,594,589
	Total Textiles, Apparel & Luxury Goods	26,006,668
	Thrifts & Mortgage Finance – 4.0%
617,154	Flagstar Bancorp Inc.	21,279,470
1,299,763	Radian Group Inc.	29,634,597
484,287	WSFS Financial Corp	20,519,240
	Total Thrifts & Mortgage Finance	71,433,307
	Water Utilities – 1.4%
457,757	California Water Service Group	24,439,646
	Total Long-Term Investments (cost $1,717,476,263)	1,782,671,602

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.8%
	MONEY MARKET FUNDS – 0.8%
14,497,350	First American Government Obligations Fund, Class X, (4)	2.243% (5)	$14,497,350
	Total Investments Purchased with Collateral from Securities Lending (cost $14,497,350)		14,497,350

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.8%
	MONEY MARKET FUNDS – 0.8%
14,290,812	First American Treasury Obligations Fund, Class Z	2.169% (5)	$14,290,812
	Total Short-Term Investments (cost $14,290,812)		14,290,812
	Total Investments (cost $1,746,264,425) – 100.8%		1,811,459,764
	Other Assets Less Liabilities – (0.8)%		(14,581,938)
	Net Assets – 100%		$1,796,877,826
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,782,671,602	$ —	$ —	$1,782,671,602
Investments Purchased with Collateral from Securities Lending	14,497,350	—	—	14,497,350
Short-Term Investments:
Money Market Funds	14,290,812	—	—	14,290,812
Total	$1,811,459,764	$ —	$ —	$1,811,459,764

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,698,816.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 3.8%
41,516	L3 Technologies Inc.	$8,618,722
16,998	TransDigm Group Inc, (2)	8,251,509
	Total Aerospace & Defense	16,870,231
	Airlines – 1.2%
84,135	Alaska Air Group Inc.	5,330,794
	Biotechnology – 4.6%
54,753	BioMarin Pharmaceutical Inc, (2)	4,343,008
39,088	Exact Sciences Corp, (2)	4,499,420
26,507	Sage Therapeutics Inc, (2)	4,250,132
48,250	Sarepta Therapeutics Inc, (2)	7,182,013
	Total Biotechnology	20,274,573
	Building Products – 1.2%
63,214	Trex Co Inc, (2)	5,167,744
	Capital Markets – 5.4%
147,542	E*TRADE Financial Corp	7,198,574
48,014	Evercore Inc.	4,146,969
36,062	MSCI Inc	8,194,729
45,061	Nasdaq Inc	4,342,529
	Total Capital Markets	23,882,801
	Chemicals – 4.4%
61,771	Celanese Corp	6,928,853
148,592	CF Industries Holdings Inc.	7,364,219
50,433	Ingevity Corporation, (2)	4,969,668
	Total Chemicals	19,262,740
	Communications Equipment – 1.2%
93,553	Lumentum Holdings Inc, (2)	5,297,906
	Consumer Finance – 1.4%
69,576	Discover Financial Services	6,243,750
	Diversified Consumer Services – 1.1%
44,790	Grand Canyon Education Inc, (2)	4,871,808

Shares	Description (1)	Value
	Electrical Equipment – 1.6%
77,125	AMETEK Inc	$6,911,171
	Electronic Equipment, Instruments & Components – 2.0%
73,345	CDW Corp/DE	8,666,445
	Entertainment – 3.0%
64,335	Take-Two Interactive Software Inc, (2)	7,882,324
75,536	World Wrestling Entertainment Inc	5,497,510
	Total Entertainment	13,379,834
	Equity Real Estate Investment Trust – 1.5%
26,238	SBA Communications Corp	6,439,068
	Food Products – 1.1%
60,491	Tyson Foods Inc.	4,809,035
	Health Care Equipment & Supplies – 5.6%
35,426	DexCom Inc, (2)	5,557,277
47,146	Insulet Corp, (2)	5,796,129
21,658	Teleflex Inc	7,358,089
42,895	Zimmer Biomet Holdings Inc	5,796,401
	Total Health Care Equipment & Supplies	24,507,896
	Health Care Providers & Services – 1.9%
158,317	Centene Corp, (2)	8,246,733
	Health Care Technology – 0.9%
59,743	Teladoc Health Inc, (2)	4,076,862
	Hotels, Restaurants & Leisure – 5.0%
7,423	Chipotle Mexican Grill Inc, (2)	5,905,219
230,196	MGM Resorts International	6,910,484
19,514	Vail Resorts Inc	4,810,591
34,496	Wynn Resorts Ltd	4,486,895
	Total Hotels, Restaurants & Leisure	22,113,189
	Interactive Media & Services – 1.1%
20,237	IAC/InterActiveCorp	4,837,655
	IT Services – 11.5%
145,107	Fiserv Inc, (2)	15,298,601
32,356	FleetCor Technologies Inc, (2), (3)	9,194,605
61,125	MAXIMUS Inc	4,493,299
41,655	Okta Inc, (2)	5,449,724
11,731	Shopify Inc, (2)	3,729,050
32,449	VeriSign Inc, (2)	6,849,659

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
38,359	Wixcom Ltd, (2)	$5,697,079
	Total IT Services	50,712,017
	Life Sciences Tools & Services – 1.3%
295,772	Accelerate Diagnostics Inc, (2)	5,525,021
	Machinery – 3.3%
72,453	Ingersoll-Rand PLC	8,959,538
32,290	Parker-Hannifin Corp	5,653,333
	Total Machinery	14,612,871
	Multiline Retail – 2.6%
84,438	Dollar General Corp	11,316,381
	Oil, Gas & Consumable Fuels – 1.1%
290,015	Parsley Energy Inc	4,811,349
	Pharmaceuticals – 1.5%
197,318	Elanco Animal Health Inc, (2)	6,503,601
	Professional Services – 1.0%
67,626	IHS Markit Ltd, (2)	4,356,467
	Road & Rail – 1.2%
43,949	Kansas City Southern	5,438,249
	Semiconductors & Semiconductor Equipment – 4.0%
260,967	Marvell Technology Group Ltd	6,852,993
27,891	Monolithic Power Systems Inc	4,132,331
60,080	Xilinx Inc.	6,861,737
	Total Semiconductors & Semiconductor Equipment	17,847,061
	Software – 15.4%
71,637	Anaplan Inc, (2)	4,079,011
36,083	Aspen Technology Inc, (2)	4,758,265
45,570	Atlassian Corp PLC, (2)	6,385,268
50,801	Autodesk Inc, (2)	7,933,592
122,046	Cadence Design Systems Inc, (2)	9,020,420
32,507	Coupa Software Inc, (2)	4,411,525
35,639	Proofpoint Inc, (2)	4,497,642
51,565	PTC Inc, (2)	3,495,076
85,231	RealPage Inc, (2)	5,325,233
66,684	Splunk Inc, (2)	9,023,012
20,062	Trade Desk Inc/The, (2)	5,282,525

Shares	Description (1)	Value
	Software (continued)
46,037	Zscaler Inc, (2)	$3,879,538
	Total Software	68,091,107
	Specialty Retail – 6.0%
40,233	Five Below Inc, (2)	4,725,768
21,791	O'Reilly Automotive Inc, (2)	8,297,141
59,560	Tractor Supply Co	6,480,724
19,716	Ulta Beauty Inc, (2)	6,885,813
	Total Specialty Retail	26,389,446
	Textiles, Apparel & Luxury Goods – 1.1%
48,065	Ralph Lauren Corp	5,009,815
	Trading Companies & Distributors – 1.0%
28,229	Watsco Inc	4,590,600
	Total Long-Term Investments (cost $347,154,819)	436,394,220

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
57,900	First American Government Obligations Fund, Class X, (4)	2.243% (5)	$57,900
	Total Investments Purchased with Collateral from Securities Lending (cost $57,900)		57,900

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.1%
	MONEY MARKET FUNDS – 1.1%
4,651,711	First American Treasury Obligations Fund, Class Z	2.169% (5)	$4,651,711
	Total Short-Term Investments (cost $4,651,711)		4,651,711
	Total Investments (cost $351,864,430) – 100.1%		441,103,831
	Other Assets Less Liabilities – (0.1)%		(313,774)
	Net Assets – 100%		$440,790,057

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$436,394,220	$ —	$ —	$436,394,220
Investments Purchased with Collateral from Securities Lending	57,900	—	—	57,900
Short-Term Investments:
Money Market Funds	4,651,711	—	—	4,651,711
Total	$441,103,831	$ —	$ —	$441,103,831

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $56,834.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 96.8%
	Aerospace & Defense – 4.6%
42,329	Axon Enterprise Inc, (2)	$2,972,342
47,635	Mercury Systems Inc, (2)	3,883,205
32,762	Moog Inc	2,668,793
	Total Aerospace & Defense	9,524,340
	Banks – 3.3%
60,383	Cathay General Bancorp	2,247,455
35,968	Pinnacle Financial Partners Inc.	2,184,696
42,055	Preferred Bank/Los Angeles CA	2,278,961
	Total Banks	6,711,112
	Biotechnology – 6.6%
7,457	Argenx SE, Sponsored ADR, (2)	1,047,410
8,418	Ascendis Pharma A/S, Sponsored ADR, (2), (3)	974,468
12,515	Blueprint Medicines Corp, (2)	1,253,377
55,938	CareDx Inc, (2)	1,833,088
115,827	Coherus Biosciences Inc, (2)	1,948,210
43,129	Fate Therapeutics Inc, (2)	950,995
48,666	Halozyme Therapeutics Inc, (2)	826,835
10,036	Intercept Pharmaceuticals Inc, (2), (3)	630,763
72,251	Iovance Biotherapeutics Inc, (2)	1,776,652
24,518	Repligen Corp, (2)	2,314,254
	Total Biotechnology	13,556,052
	Building Products – 4.2%
41,102	CSW Industrials Inc	2,902,212
57,937	Gibraltar Industries Inc.	2,400,910
41,979	Trex Co Inc, (2)	3,431,783
	Total Building Products	8,734,905
	Capital Markets – 1.2%
29,041	Evercore Inc.	2,508,271
	Chemicals – 2.7%
79,482	GCP Applied Technologies Inc, (2)	1,750,989
39,102	Ingevity Corporation, (2)	3,853,111
	Total Chemicals	5,604,100

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 4.6%
77,223	Casella Waste Systems Inc, (2)	$3,366,923
30,264	MSA Safety Inc	3,188,312
36,113	Tetra Tech Inc	2,860,150
	Total Commercial Services & Supplies	9,415,385
	Communications Equipment – 1.6%
59,350	Lumentum Holdings Inc, (2)	3,360,990
	Construction & Engineering – 1.5%
58,778	MasTec Inc, (2)	3,016,487
	Consumer Finance – 1.1%
45,299	Green Dot Corp, (2)	2,296,206
	Entertainment – 1.3%
36,488	World Wrestling Entertainment Inc	2,655,597
	Equity Real Estate Investment Trust – 3.5%
50,152	American Assets Trust Inc	2,327,053
52,979	QTS Realty Trust Inc	2,451,868
81,440	STAG Industrial Inc.	2,420,397
	Total Equity Real Estate Investment Trust	7,199,318
	Food Products – 2.3%
134,245	Nomad Foods Ltd, (2)	2,989,636
12,960	Sanderson Farms Inc	1,698,019
	Total Food Products	4,687,655
	Health Care Equipment & Supplies – 7.2%
70,933	AtriCure Inc, (2)	2,275,531
33,880	Glaukos Corp, (2)	2,767,318
13,870	Insulet Corp, (2)	1,705,178
30,935	iRhythm Technologies Inc, (2)	2,571,936
51,532	Merit Medical Systems Inc, (2)	2,033,453
12,359	Penumbra Inc, (2)	2,071,368
52,447	STAAR Surgical Co, (2)	1,537,221
	Total Health Care Equipment & Supplies	14,962,005
	Health Care Providers & Services – 4.1%
23,651	Amedisys Inc, (2)	3,261,236
53,235	AMN Healthcare Services Inc., (2)	2,841,684
18,520	LHC Group Inc, (2)	2,344,262
	Total Health Care Providers & Services	8,447,182
	Health Care Technology – 3.8%
41,207	Omnicell Inc, (2)	3,099,179

Shares	Description (1)	Value
	Health Care Technology (continued)
32,376	Teladoc Health Inc, (2)	$2,209,338
94,896	Vocera Communications Inc, (2)	2,435,980
	Total Health Care Technology	7,744,497
	Hotels, Restaurants & Leisure – 3.2%
27,040	Eldorado Resorts Inc, (2), (3)	1,220,045
36,683	Jack in the Box Inc.	2,634,940
29,432	Wingstop Inc	2,813,405
	Total Hotels, Restaurants & Leisure	6,668,390
	Household Durables – 0.8%
50,302	La-Z-Boy Inc.	1,659,463
	Insurance – 1.5%
34,753	Kinsale Capital Group Inc	3,122,905
	Internet & Direct Marketing Retail – 1.3%
39,081	Etsy Inc, (2)	2,619,209
	Internet Software & Services – 1.2%
30,049	NEED SECURITY NAME, (2)	2,400,014
	IT Services – 2.9%
33,348	InterXion Holding NV, (2)	2,511,104
47,749	MAXIMUS Inc	3,510,029
	Total IT Services	6,021,133
	Leisure Products – 2.3%
132,300	Callaway Golf Co	2,426,382
64,976	YETI Holdings Inc, (2), (3)	2,258,566
	Total Leisure Products	4,684,948
	Life Sciences Tools & Services – 0.8%
69,452	NeoGenomics Inc, (2)	1,692,545
	Machinery – 2.5%
79,024	Altra Industrial Motion Corp	2,270,360
37,974	Chart Industries Inc, (2)	2,868,176
	Total Machinery	5,138,536
	Multiline Retail – 1.0%
25,079	Ollie's Bargain Outlet Holdings Inc, (2)	2,123,940
	Oil, Gas & Consumable Fuels – 1.3%
41,436	Brigham Minerals Inc.	888,802
97,844	Matador Resources Co, (2)	1,724,990
	Total Oil, Gas & Consumable Fuels	2,613,792

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 2.3%
110,987	Horizon Therapeutics Plc, (2)	$2,762,467
17,731	MyoKardia Inc, (2)	965,098
11,709	Reata Pharmaceuticals Inc, (2)	1,061,421
	Total Pharmaceuticals	4,788,986
	Professional Services – 0.8%
42,509	Korn Ferry	1,669,753
	Semiconductors & Semiconductor Equipment – 4.1%
52,328	Brooks Automation Inc	2,030,326
119,727	Lattice Semiconductor Corp, (2)	2,315,520
95,125	MACOM Technology Solutions Holdings Inc, (2)	1,866,353
15,603	Monolithic Power Systems Inc	2,311,741
	Total Semiconductors & Semiconductor Equipment	8,523,940
	Software – 12.6%
155,141	Carbon Black Inc, (2)	2,887,174
22,851	Everbridge Inc, (2)	2,337,657
33,390	j2 Global Inc.	2,974,715
50,858	Mimecast Ltd, (2)	2,420,841
27,697	New Relic Inc, (2)	2,580,530
45,658	Rapid7 Inc, (2)	2,769,158
45,082	RealPage Inc, (2)	2,816,723
141,602	SailPoint Technologies Holding Inc, (2)	2,993,466
37,907	Smartsheet Inc, (2)	1,891,938
34,027	Varonis Systems Inc, (2)	2,446,882
591,081	Videopropulsion Inc, (2), (4)	1
	Total Software	26,119,085
	Specialty Retail – 2.3%
37,372	Aaron's Inc.	2,356,305
24,777	Children's Place Inc/The	2,419,969
	Total Specialty Retail	4,776,274
	Textiles, Apparel & Luxury Goods – 1.4%
85,714	Steven Madden Ltd	2,957,990
	Trading Companies & Distributors – 0.9%
53,037	Beacon Roofing Supply Inc, (2)	1,921,530
	Total Common Stocks (cost $177,600,384)	199,926,535

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 1.5%
36,947	SPDR S&P Biotech ETF, (3), (5)	$3,165,619
	Total Exchange-Traded Funds (cost $2,942,626)	3,165,619
	Total Long-Term Investments (cost $180,543,010)	203,092,154

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.7%
	MONEY MARKET FUNDS – 3.7%
7,666,700	First American Government Obligations Fund, Class X, (6)	2.243% (7)	$7,666,700
	Total Investments Purchased with Collateral from Securities Lending (cost $7,666,700)		7,666,700

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.8%
	MONEY MARKET FUNDS – 2.8%
5,839,988	First American Treasury Obligations Fund, Class Z	2.169% (7)	$5,839,988
	Total Short-Term Investments (cost $5,839,988)		5,839,988
	Total Investments (cost $194,049,698) – 104.8%		216,598,842
	Other Assets Less Liabilities – (4.8)%		(9,966,459)
	Net Assets – 100%		$206,632,383
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$199,926,534	$ —	$1	$199,926,535
Exchange-Traded Funds	3,165,619	—	—	3,165,619
Investments Purchased with Collateral from Securities Lending	7,666,700	—	—	7,666,700
Short-Term Investments:
Money Market Funds	5,839,988	—	—	5,839,988
Total	$216,598,841	$ —	$1	$216,598,842

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,406,253.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

Nuveen Large Cap Select Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Aerospace & Defense – 2.0%
6,425	L3 Technologies Inc.	$1,333,830
	Airlines – 1.7%
11,758	United Airlines Holdings Inc, (2)	1,080,678
	Banks – 3.1%
28,823	Citigroup Inc.	2,051,045
	Biotechnology – 4.6%
18,083	AbbVie Inc.	1,204,689
14,176	Gilead Sciences Inc.	928,812
5,104	Vertex Pharmaceuticals Inc, (2)	850,428
	Total Biotechnology	2,983,929
	Capital Markets – 3.7%
25,597	E*TRADE Financial Corp	1,248,877
25,498	Morgan Stanley	1,136,191
	Total Capital Markets	2,385,068
	Chemicals – 3.7%
23,906	CF Industries Holdings Inc.	1,184,781
6,327	Linde PLC	1,210,229
	Total Chemicals	2,395,010
	Communications Equipment – 4.1%
25,386	Cisco Systems Inc.	1,406,384
7,460	Motorola Solutions Inc.	1,238,062
	Total Communications Equipment	2,644,446
	Consumer Finance – 2.2%
15,700	Capital One Financial Corp	1,450,994
	Diversified Telecommunication Services – 5.1%
52,424	AT&T Inc.	1,785,037
28,268	Verizon Communications Inc.	1,562,373
	Total Diversified Telecommunication Services	3,347,410
	Electric Utilities – 1.8%
25,703	Exelon Corp	1,158,177

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 2.1%
9,374	Walt Disney Co	$1,340,576
	Equity Real Estate Investment Trust – 4.6%
4,267	American Tower Corp	902,983
7,789	Crown Castle International Corp	1,037,962
2,052	Equinix Inc	1,030,309
	Total Equity Real Estate Investment Trust	2,971,254
	Food Products – 1.8%
15,022	Tyson Foods Inc.	1,194,249
	Health Care Providers & Services – 7.7%
10,343	Cigna Corp	1,757,483
6,542	Humana Inc	1,941,338
5,174	UnitedHealth Group Inc.	1,288,378
	Total Health Care Providers & Services	4,987,199
	Hotels, Restaurants & Leisure – 1.8%
38,697	MGM Resorts International	1,161,684
	Household Durables – 2.3%
104,764	Newell Brands Inc.	1,486,601
	Insurance – 3.3%
18,628	Hartford Financial Services Group Inc.	1,073,532
10,990	Marsh & McLennan Cos Inc.	1,085,812
	Total Insurance	2,159,344
	Interactive Media & Services – 2.3%
4,219	Facebook Inc, (2)	819,456
15,318	Tencent Holdings Ltd, ADR	712,287
	Total Interactive Media & Services	1,531,743
	Internet & Direct Marketing Retail – 2.6%
2,799	Alibaba Group Holding Ltd, Sponsored ADR, (2)	484,535
646	Amazon.com Inc, (2)	1,205,940
	Total Internet & Direct Marketing Retail	1,690,475
	IT Services – 8.6%
15,377	DXC Technology Co	857,575
22,272	Fiserv Inc, (2)	2,348,137
8,725	Mastercard Inc	2,375,556
	Total IT Services	5,581,268
	Media – 2.3%
34,605	Comcast Corp, Class A	1,493,898

Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 1.9%
74,080	AGNC Investment Corp	$1,269,731
	Multiline Retail – 1.8%
13,374	Target Corp	1,155,514
	Multi-Utilities – 2.0%
22,416	Public Service Enterprise Group Inc.	1,281,074
	Pharmaceuticals – 3.4%
9,365	Allergan PLC	1,503,082
21,508	Elanco Animal Health Inc, (2)	708,904
	Total Pharmaceuticals	2,211,986
	Road & Rail – 2.5%
13,150	CSX Corp	925,760
6,720	Genesee & Wyoming Inc, (2)	737,923
	Total Road & Rail	1,663,683
	Semiconductors & Semiconductor Equipment – 4.4%
3,219	Broadcom Inc.	933,478
39,890	Marvell Technology Group Ltd	1,047,511
11,810	QUALCOMM Inc.	864,020
	Total Semiconductors & Semiconductor Equipment	2,845,009
	Software – 11.3%
2,836	Adobe Inc, (2)	847,567
3,411	Autodesk Inc, (2)	532,696
3,161	Intuit Inc	876,577
24,821	Microsoft Corp	3,382,358
5,244	salesforce.com Inc, (2)	810,198
1,681	ServiceNow Inc, (2)	466,292
2,135	Workday Inc, (2)	426,957
	Total Software	7,342,645
	Specialty Retail – 1.1%
9,334	Best Buy Co Inc.	714,331
	Total Long-Term Investments (cost $57,944,135)	64,912,851

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.1%
	MONEY MARKET FUNDS – 0.1%
58,373	First American Treasury Obligations Fund, Class Z	2.169% (3)	$58,373
	Total Short-Term Investments (cost $58,373)		58,373
	Total Investments (cost $58,002,508) – 99.9%		64,971,224
	Other Assets Less Liabilities – 0.1%		43,784
	Net Assets – 100%		$65,015,008
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$64,912,851	$ —	$ —	$64,912,851
Short-Term Investments:
Money Market Funds	58,373	—	—	58,373
Total	$64,971,224	$ —	$ —	$64,971,224

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen Small Cap Select Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.3%
15,732	Moog Inc	$1,281,529
	Auto Components – 1.0%
36,607	Cooper Tire & Rubber Co	985,460
	Banks – 11.3%
22,541	Banner Corp	1,335,780
35,574	Cathay General Bancorp	1,324,064
20,354	IBERIABANK Corp	1,599,214
17,990	Pinnacle Financial Partners Inc.	1,092,712
25,363	Preferred Bank/Los Angeles CA	1,374,421
34,703	Renasant Corp	1,245,491
51,809	Sterling Bancorp/DE	1,132,027
23,495	Western Alliance Bancorp	1,161,593
14,058	Wintrust Financial Corp	1,005,709
	Total Banks	11,271,011
	Biotechnology – 5.0%
2,857	Argenx SE, Sponsored ADR, (2)	401,294
3,598	Ascendis Pharma A/S, Sponsored ADR, (2)	416,505
6,986	Blueprint Medicines Corp, (2)	699,648
18,018	CareDx Inc, (2)	590,450
45,015	Coherus Biosciences Inc, (2)	757,152
15,686	Fate Therapeutics Inc, (2)	345,876
23,543	Halozyme Therapeutics Inc, (2)	399,996
4,613	Intercept Pharmaceuticals Inc, (2), (3)	289,927
17,058	Iovance Biotherapeutics Inc, (2)	419,456
6,534	Repligen Corp, (2)	616,744
	Total Biotechnology	4,937,048
	Building Products – 2.9%
20,245	CSW Industrials Inc	1,429,500
36,000	Gibraltar Industries Inc.	1,491,840
	Total Building Products	2,921,340
	Capital Markets – 1.5%
16,715	Evercore Inc.	1,443,675

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Chemicals – 2.6%
63,672	Ferro Corp	$937,888
16,292	Ingevity Corporation, (2)	1,605,414
	Total Chemicals	2,543,302
	Commercial Services & Supplies – 4.3%
33,410	Casella Waste Systems Inc, (2)	1,456,676
53,051	Interface Inc	735,287
11,127	MSA Safety Inc	1,172,229
11,258	Tetra Tech Inc	891,634
	Total Commercial Services & Supplies	4,255,826
	Communications Equipment – 3.8%
24,913	Lumentum Holdings Inc, (2)	1,410,823
34,411	NETGEAR Inc., (2)	1,164,812
32,181	Plantronics Inc.	1,235,751
	Total Communications Equipment	3,811,386
	Construction & Engineering – 1.7%
32,692	MasTec Inc, (2)	1,677,753
	Energy Equipment & Services – 0.6%
30,970	ProPetro Holding Corp, (2)	561,486
	Equity Real Estate Investment Trust – 7.3%
16,676	American Assets Trust Inc	773,766
82,974	Brandywine Realty Trust	1,223,867
55,084	CareTrust REIT Inc	1,279,601
58,397	Industrial Logistics Properties Trust	1,248,528
47,878	STAG Industrial Inc.	1,422,934
117,963	Summit Hotel Properties Inc.	1,310,569
	Total Equity Real Estate Investment Trust	7,259,265
	Food Products – 2.7%
80,516	Nomad Foods Ltd, (2)	1,793,092
7,208	Sanderson Farms Inc	944,392
	Total Food Products	2,737,484
	Gas Utilities – 1.8%
19,725	Southwest Gas Holdings Inc	1,753,750
	Health Care Equipment & Supplies – 3.1%
34,630	AtriCure Inc, (2)	1,110,930
6,141	Penumbra Inc, (2)	1,029,232
33,834	Wright Medical Group NV, (2)	976,449
	Total Health Care Equipment & Supplies	3,116,611

Shares	Description (1)	Value
	Health Care Providers & Services – 2.7%
25,774	AMN Healthcare Services Inc., (2)	$1,375,816
10,242	LHC Group Inc, (2)	1,296,433
	Total Health Care Providers & Services	2,672,249
	Hotels, Restaurants & Leisure – 2.4%
18,100	Jack in the Box Inc.	1,300,123
53,885	Penn National Gaming Inc, (2)	1,051,835
	Total Hotels, Restaurants & Leisure	2,351,958
	Household Durables – 2.3%
38,060	La-Z-Boy Inc.	1,255,599
15,892	Meritage Homes Corp, (2)	998,177
	Total Household Durables	2,253,776
	Insurance – 2.7%
84,923	CNO Financial Group Inc.	1,436,048
13,904	Kinsale Capital Group Inc	1,249,413
	Total Insurance	2,685,461
	IT Services – 2.9%
19,173	InterXion Holding NV, (2)	1,443,727
20,012	MAXIMUS Inc	1,471,082
	Total IT Services	2,914,809
	Leisure Products – 2.6%
89,030	Callaway Golf Co	1,632,810
27,833	YETI Holdings Inc, (2), (3)	967,475
	Total Leisure Products	2,600,285
	Life Sciences Tools & Services – 1.6%
35,390	Cambrex Corp, (2)	1,550,082
	Machinery – 1.3%
46,312	Altra Industrial Motion Corp	1,330,544
	Media – 1.2%
32,910	New York Times Co	1,174,229
	Mortgage Real Estate Investment Trust – 1.1%
159,268	MFA Financial Inc	1,143,544
	Multi-Utilities – 1.8%
22,789	Black Hills Corp	1,803,749
	Oil, Gas & Consumable Fuels – 2.9%
33,337	Brigham Minerals Inc.	715,079
91,890	Callon Petroleum Co, (2), (3)	452,099

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
40,503	Delek U.S. Holdings Inc.	$1,744,869
	Total Oil, Gas & Consumable Fuels	2,912,047
	Paper & Forest Products – 2.2%
22,909	Domtar Corp	972,487
46,290	Louisiana-Pacific Corp	1,210,021
	Total Paper & Forest Products	2,182,508
	Pharmaceuticals – 2.6%
62,427	Horizon Therapeutics Plc, (2)	1,553,808
30,232	Prestige Consumer Healthcare Inc., (2)	1,046,027
	Total Pharmaceuticals	2,599,835
	Professional Services – 1.3%
33,228	Korn Ferry	1,305,196
	Road & Rail – 1.1%
31,155	Knight-Swift Transportation Holdings Inc	1,116,595
	Semiconductors & Semiconductor Equipment – 2.1%
68,221	Lattice Semiconductor Corp, (2)	1,319,394
41,277	MACOM Technology Solutions Holdings Inc, (2)	809,855
	Total Semiconductors & Semiconductor Equipment	2,129,249
	Software – 7.0%
57,573	Carbon Black Inc, (2)	1,071,433
11,285	j2 Global Inc.	1,005,381
11,301	Mimecast Ltd, (2)	537,928
10,046	New Relic Inc, (2)	935,986
18,486	Rapid7 Inc, (2)	1,121,176
18,348	RealPage Inc, (2)	1,146,383
56,103	SailPoint Technologies Holding Inc, (2)	1,186,017
	Total Software	7,004,304
	Specialty Retail – 2.4%
20,366	Aaron's Inc.	1,284,076
10,940	Children's Place Inc/The	1,068,510
	Total Specialty Retail	2,352,586
	Textiles, Apparel & Luxury Goods – 1.2%
34,422	Steven Madden Ltd	1,187,903
	Thrifts & Mortgage Finance – 2.3%
79,673	Bridgewater Bancshares Inc, (2)	949,702

Shares	Description (1)	Value
	Thrifts & Mortgage Finance (continued)
60,364	Radian Group Inc.	$1,376,299
	Total Thrifts & Mortgage Finance	2,326,001
	Total Long-Term Investments (cost $84,909,431)	98,153,836

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.6%
	MONEY MARKET FUNDS – 1.6%
1,598,336	First American Government Obligations Fund, Class X, (4)	2.243% (5)	$1,598,336
	Total Investments Purchased with Collateral from Securities Lending (cost $1,598,336)		1,598,336

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.6%
	MONEY MARKET FUNDS – 1.6%
1,629,323	First American Treasury Obligations Fund, Class Z	2.169% (5)	$1,629,323
	Total Short-Term Investments (cost $1,629,323)		1,629,323
	Total Investments (cost $88,137,090) – 101.8%		101,381,495
	Other Assets Less Liabilities – (1.8)%		(1,830,923)
	Net Assets – 100%		$99,550,572
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$98,153,836	$ —	$ —	$98,153,836
Investments Purchased with Collateral from Securities Lending	1,598,336	—	—	1,598,336
Short-Term Investments:
Money Market Funds	1,629,323	—	—	1,629,323
Total	$101,381,495	$ —	$ —	$101,381,495

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,539,207.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust